Stockholders' Equity - Additional Information (Detail)	Feb. 05, 2021 $ / shares shares
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Stockholders' equity note, stock split	one vote for each share
Founder Shares [Member]
Percentage of public shares to redeem within the initial business combination period	100.00%
Class A Common Stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	100,000,000
Stockholders' equity note, stock split	one-for-one basis
Percentage of common stock outstanding upon completion of initial public offering on converted basis	20.00%
Common stock shares issued	777,500
Common stock, shares, outstanding	777,500
Common stock shares subject to possible redemption	20,000,000
Class B Common Stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	10,000,000
Common stock shares issued	5,000,000
Common stock, shares, outstanding	5,000,000
IPO [Member]
Stock issued during period, shares, new issues	20,000,000
IPO [Member] | Public Units [Member]
Stock issued during period, shares, new issues	20,000,000
IPO [Member] | Private Units [Member]
Stock issued during period, shares, new issues	777,500
IPO [Member] | Class A Common Stock [Member]
Common stock shares issued	777,500
Common stock, shares, outstanding	777,500
Common stock shares subject to possible redemption	20,000,000
IPO [Member] | Class B Common Stock [Member]
Common stock shares issued	5,000,000
Common stock, shares, outstanding	5,000,000